New Standards And Interpretations - Schedule of Significant Effects of Adopting New Standards (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract assets	$ 4,686	$ 1,460	$ 162
Available-for-sale financial assets expected to reclassify			2,747
Fair value gains on financial assets reclassified from available-for-sale financial assets reserve to fair value other comprehensive income reserve			1,717
Trade receivables	74,077	79,617	112,419	$ 112,403
Retained earnings	53,384	55,016	53,257	53,350
Deferred tax assets	3,939	3,919	3,026	$ 3,022
Contract liabilities - current	$ 216	$ 756	113
IFRS 9 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Trade Receivables Impairment			16
Trade receivables			16
Retained earnings			16
Effect of IFRS 9 And IFRS 15 [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Retained earnings			4
Deferred tax assets			4
Non-controlling interests [Member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Fair value gains on financial assets reclassified from available-for-sale financial assets reserve to fair value other comprehensive income reserve			843
Increase (decrease) due to application of IFRS 15 [member]
Disclosure Of Initial Application Of Standards Or Interpretations [Line Items]
Contract assets			162
Gross amounts due from customers for contract work-in-progress			(162)
Retained earnings			(113)
Contract liabilities - current			$ 113